Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Income Tax Expense	The income tax expense of the company for the Relevant Periods is analyzed as follows:
Year ended December 31,
	2022	2023	2024
revised
	$’000	$’000	$’000
Current	—	—	—
Deferred	—	—	—
Total	—	—	—

Schedule of Reconciliation of the Tax Expense Applicable to Loss Before Tax at the Statutory Rate to the Tax Expense at the Effective Tax Rate

A reconciliation of the tax expense applicable to loss before tax at the statutory rate to the tax expense at the effective tax rate is as follows:

	Year ended December 31,
	2022	2023	2024
		revised
	$’000	$’000	$’000
Loss before tax	(58,790)	(109,228)	(51,869)
Tax at the statutory tax rate (25%)	(14,698)	(27,307)	(12,967)
Foreign rate differential	2,933	15,111	3,349
Expenses not deductible for tax	2,171	126	92
Income not subject to tax	(4)	—	—
Additional deductible allowance for qualified research and development costs	(1,681)	(2,338)	(1,506)
Non tax-effective share-based payments	—	—	2,150
Unrecognized deferred tax assets	11,279	14,408	8,882
Current income tax expense	—	—	—
Tax charge at the Group’s effective rate	—	—	—%

Schedule of Deferred Tax Assets

A deferred tax asset has not been recognised for the following:

	Year ended December 31
	2023	2024
	revised
	$’000	$’000
Deductible temporary differences	13,306	14,080
Unused tax losses	29,876	37,984
Total	43,182	52,064